Earnings per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	May 10, 2021	Feb. 04, 2021	Jan. 25, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	194,695,832				26,154,998
Additional common shares	91,152,556
Matching Share Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional common shares	31,676	31,676
IPO [member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional common shares	29,268,000		29,268,000
IPO [member] | Atotech Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional common shares	74,243,600
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of preferred stock dividend	12.00%
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding				91,152,556